Warranty Deferred Revenue (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Feb. 01, 2014	Feb. 02, 2013	Jan. 28, 2012
Deferred Revenue [Line Items]
ESP deferred revenue, beginning of period	$ 549.7	$ 511.7	$ 481.1
Plans sold	223.3	205.1	187.0
Revenue recognized	(171.8)	(167.1)	(156.4)
ESP deferred revenue, end of period	$ 601.2	$ 549.7	$ 511.7